Discontinued Operations - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2010
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Note receivable at fair value received in exchange for Company equity interests	$ 0.4
Pretax gain related to sale	$ 0.6